Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2015
Loan Servicing [Abstract]
Schedule of Roll Forward of Loan Servicing Rights
The following table presents a roll forward of loan servicing rights for the years 2015 and 2014 and shows that the loan servicing rights are classified as Level 3 as discussed below.

	Level 3
	2015	2014
	Fair Value	Fair Value

Balance, January 1	$350,232	$260,862
Capitalized	-	97,221
Amortization included in other income	(10,060)	(7,851)
Balance, December 31	$340,172	$350,232